                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                      Supplement dated April 30, 1998 to
           Statement of Additional Information dated April 30, 1998

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

DST Systems, Inc. ("DST"), 330 W. 9th Street Kansas City, MO 64105, is serving as the transfer agent and dividend disbursing agent for ABN AMRO Funds (the "Trust") on a temporary basis. DST will serve as transfer agent and dividend disbursing agent until August 8, 1998, or until its transfer agency agreement with the Trust terminates, whichever occurs earlier. Compensation for these services is paid under a transfer agency agreement with the Trust.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                                 Common Shares
                      Supplement dated April 30, 1998 to
                        Prospectus dated April 30, 1998

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

DST Systems, Inc. ("DST"), 330 W. 9th Street Kansas City, MO 64105, is serving as the transfer agent and dividend disbursing agent for ABN AMRO Funds (the "Trust") on a temporary basis. DST will serve as transfer agent and dividend disbursing agent until August 8, 1998, or until its transfer agency agreement with the Trust terminates, whichever occurs earlier. Compensation for these services is paid under a transfer agency agreement with the Trust.

Until such time, please replace the section "Your Account and Doing Business with Us-- How to Buy Common Shares from the Transfer Agent -- By Wire" on page 11 of the Prospectus with the following:

     If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of a Fund by requesting your bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 98-7052-349-3; Further Credit [Name of Fund]. Your name and account number must be specified in the wire. Your bank may impose a fee for investments by wire.

         Initial Purchases: Before making an initial investment by wire, you must first telephone 1-800-443-4725 to be assigned an account number. Your name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: ABN AMRO Funds, P.O. Box 419402, Kansas City, Missouri 64141-6402.

         Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which include your name and account number.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                                Investor Shares
                      Supplement dated April 30, 1998 to
                        Prospectus dated April 30, 1998

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

DST Systems, Inc. ("DST"), 330 W. 9th Street Kansas City, MO 64105, is serving as the transfer agent and dividend disbursing agent for ABN AMRO Funds (the "Trust") on a temporary basis. DST will serve as transfer agent and dividend disbursing agent until August 8, 1998, or until its transfer agency agreement with the Trust terminates, whichever occurs earlier. Compensation for these services is paid under a transfer agency agreement with the Trust.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                                 Common Shares
                      Supplement dated April 30, 1998 to
                        Prospectus dated April 30, 1998

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective until July 17, 1998, CoreStates Bank, N.A., Broad and Chesnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, will serve as the Custodian of ABN AMRO Funds (the "Trust"), and Morgan Stanley Trust Company will serve as foreign Sub-Custodian of the Trust.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                                Investor Shares
                      Supplement dated April 30, 1998 to
                        Prospectus dated April 30, 1998

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective until July 17, 1998, CoreStates, Bank, N.A., Broad and Chesnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, will serve as the Custodian of ABN AMRO Funds (the "Trust"), and Morgan Stanley Trust Company will serve as foreign Sub-Custodian of the Trust.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE